Fair value measurement (Details)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 Recurring Quoted Prices in Active Markets for Identical Assets (Level 1) CNY	Dec. 31, 2013 Recurring Quoted Prices in Active Markets for Identical Assets (Level 1) CNY	Dec. 31, 2014 Recurring Significant Other Observable Inputs (Level 2) CNY	Dec. 31, 2013 Recurring Significant Other Observable Inputs (Level 2) CNY	Dec. 31, 2014 Recurring Significant Unobservable Inputs (Level 3) CNY	Dec. 31, 2014 Recurring Balance at end of year CNY	Dec. 31, 2013 Recurring Balance at end of year CNY
Cash equivalents:
Time deposits						68,080,437	108,919,301		68,080,437	108,919,301
Money market fund				769,489	786,536				769,489	786,536
Restricted cash and time deposits	126,542,404	785,145,000	226,100,000			785,145,000	226,100,000		785,145,000	226,100,000
Short-term investments:
Available-for-sale securities						1,458,814,288	1,138,318,921		1,458,814,288	1,138,318,921
Time deposits						221,342,278	169,573,968		221,342,278	169,573,968
Non current assets
Long-term time deposits	9,058,311	56,203,194	108,135,489			56,203,194	108,135,489		56,203,194	108,135,489
Restricted time deposits	1,231,454	7,640,679	7,597,873			7,640,679	7,597,873		7,640,679	7,597,873
Equity investment in VC Fund								606,836,193	606,836,193
Total assets				769,489	786,536	2,597,225,876	1,758,645,552	606,836,193	3,204,831,558	1,759,432,088